Revenue - Disaggregation of revenue (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Other revenue information
Revenues	€ 9,707	€ 2,934	€ 21,366	€ 8,069
Point in time
Other revenue information
Revenues	120	106	180	283
Over time
Other revenue information
Revenues	9,587	2,828	21,186	7,786
Germany
Other revenue information
Revenues	222	0	458	75
Europe
Other revenue information
Revenues	0	0	0	2
USA
Other revenue information
Revenues	9,485	2,934	20,908	7,992
Collaboration
Other revenue information
Revenues	9,485	2,793	20,888	7,716
Service
Other revenue information
Revenues	€ 222	€ 141	€ 478	€ 353